Investments and Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Investments at Fair Value

Investments at Fair Value:

As of September 30, 2020	Level 1	Level 2	Level 3	Total

Warrants - Affiliates	$-	$-	$1,731	$1,731
Government Bond	58,568	-	-	58,568

As of December 31, 2019	Level 1	Level 2	Level 3	Total

Warrants - Affiliates	$-	$-	$3,470	$3,470
Government Bond	74,485	-	-	74,485

Investments at Fair Value:

As of December 31, 2019	Level 1	Level 2	Level 3	Total
Warrants - Affiliates	$-	$-	$3,470	$3,470
Government Bond	74,485	-	-	74,485

As of December 31, 2018	Level 1	Level 2	Level 3	Total
Warrants - Affiliates	$-	$-	$7,840	$7,840

Schedule of Fair Value, Assets Measured on Recurring Basis	A reconciliation of Level 3 assets is as follows:
Warrants - Affiliates

Balance - January 1, 2020	$3,470
Unrealized gain	(1,739)
Balance - September 30, 2020	$1,731

A reconciliation of Level 3 assets is as follows:

Warrants
Balance - January 1, 2018	$26,401
Unrealized loss	(18,561)
Balance - December 31, 2018	7,840
Unrealized loss	(4,370)
Balance - December 31, 2019	$3,470